LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUSES OF THE FUNDS LISTED IN

SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for each applicable share class in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

The following language replaces the section of the fund’s Prospectus titled “Other things to know about transactions: Small account balances/Mandatory redemptions”:

Small account fees/Mandatory redemptions

Small accounts may be subject to a small account fee or to mandatory redemption, as described below, depending on whether the account is held directly with the fund or through a Service Agent.

Direct Accounts

Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records. To offset the relatively higher impact on fund expenses of servicing smaller direct accounts, if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly on the last business day of the quarter (with an annual maximum of $15.00 per account). The small account fee will be charged effective September 30, 2011 (or as soon as possible thereafter in the fund’s discretion) by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. The small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 15 months. The small account fee, including a share redemption, also may result in tax consequences to you (see “Taxes” for more information).

The small account fee will not be charged on: (i) Retirement Plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Legg Mason funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; and (iv) Class FI, Class R, Class R1, Class I and Class IS shares. Please see “Retirement and Institutional Investors — eligible investors” for a further description of Retirement Plans.

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts at other Legg Mason funds in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

Some shareholders who hold accounts in Classes A and B of the same fund may have those accounts aggregated for the purposes of these calculations. Please contact the fund or your Service Agent for more information.

Non-Direct Accounts

“Non-direct accounts” include omnibus accounts and accounts jointly maintained by the Service Agent and the fund. Such accounts are not subject to the small account fee that may be charged to direct accounts.

The fund reserves the right to ask you to bring your non-direct account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

All Accounts

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, implement fees for small non-direct accounts or change the amount of the fee for small direct accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

This supplement should be retained with your Prospectus for future reference.

SCHEDULE A

Legg Mason Partners Equity Trust

Name of Fund	Date of Prospectus
Legg Mason Batterymarch Global Equity Fund	February 28, 2011
Legg Mason Batterymarch S&P 500 Index Fund	January 31, 2011
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2011
Legg Mason Capital Management All Cap Fund	August 31, 2010
Legg Mason ClearBridge Aggressive Growth Fund	December 29, 2010
Legg Mason ClearBridge Appreciation Fund	February 28, 2011
Legg Mason ClearBridge Diversified Large Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Equity Fund	February 28, 2011
Legg Mason ClearBridge Equity Income Builder Fund	April 29, 2011
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2011
Legg Mason ClearBridge Large Cap Growth Fund	March 31, 2011
Legg Mason ClearBridge Large Cap Value Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Core Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2011
Legg Mason Esemplia Emerging Markets Equity Fund	February 28, 2011
Legg Mason Global Currents International All Cap Opportunity Fund	February 28, 2011
Legg Mason Global Currents International Small Cap Opportunity Fund	October 4, 2010
Legg Mason Investment Counsel Financial Services Fund	July 29, 2010
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2011
Legg Mason Lifestyle Allocation 30%	May 31, 2011
Legg Mason Lifestyle Allocation 50%	May 31, 2011
Legg Mason Lifestyle Allocation 70%	May 31, 2011
Legg Mason Lifestyle Allocation 85%	May 31, 2011
Legg Mason Permal Tactical Allocation Fund	April 29, 2011
Legg Mason Target Retirement 2015	May 31, 2011
Legg Mason Target Retirement 2020	May 31, 2011
Legg Mason Target Retirement 2025	May 31, 2011
Legg Mason Target Retirement 2030	May 31, 2011
Legg Mason Target Retirement 2035	May 31, 2011
Legg Mason Target Retirement 2040	May 31, 2011
Legg Mason Target Retirement 2045	May 31, 2011
Legg Mason Target Retirement 2050	May 31, 2011
Legg Mason Target Retirement Fund	May 31, 2011

Legg Mason Partners Income Trust

Name of Fund	Date of Prospectus
Legg Mason Western Asset Adjustable Rate Income Fund	September 30, 2010
Legg Mason Western Asset California Municipals Fund	June 28, 2010
Legg Mason Western Asset Core Bond Fund	November 30, 2010
Legg Mason Western Asset Core Plus Bond Fund	November 30, 2010
Legg Mason Western Asset Corporate Bond Fund	May 1, 2011
Legg Mason Western Asset Global High Yield Bond Fund	May 1, 2011
Legg Mason Western Asset Global Inflation Management Fund	February 28, 2011
Legg Mason Western Asset Government Securities Fund	May 1, 2011
Legg Mason Western Asset High Income Fund	November 30, 2010

Name of Fund	Date of Prospectus
Legg Mason Western Asset Intermediate Maturity California Municipals Fund	March 31, 2011
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2011
Legg Mason Western Asset Intermediate-Term Municipals Fund	July 29, 2010
Legg Mason Western Asset Managed Municipals Fund	June 28, 2010
Legg Mason Western Asset Massachusetts Municipals Fund	March 31, 2011
Legg Mason Western Asset Municipal High Income Fund	November 30, 2010
Legg Mason Western Asset New Jersey Municipals Fund	July 29, 2010
Legg Mason Western Asset New York Municipals Fund	July 29, 2010
Legg Mason Western Asset Oregon Municipals Fund	August 31, 2010
Legg Mason Western Asset Pennsylvania Municipals Fund	July 29, 2010
Legg Mason Western Asset Short Duration Municipal Income Fund	February 28, 2011
Legg Mason Western Asset Short-Term Bond Fund	May 1, 2011
Legg Mason Western Asset Strategic Income Fund	November 30, 2010
Western Asset Emerging Markets Debt Portfolio	June 28, 2010

Legg Mason Partners Money Market Trust

Name of Fund	Date of Prospectus
Western Asset California Municipal Money Market Fund	July 29, 2010
Western Asset California Tax Free Money Market Fund	December 31, 2010
Western Asset Connecticut Municipal Money Market Fund	December 31, 2010
Western Asset Government Money Market Fund	December 31, 2010
Western Asset Liquid Reserves	December 31, 2010
Western Asset Massachusetts Municipal Money Market Fund	July 29, 2010 and August 31, 2010
Western Asset Money Market Fund	December 31, 2010
Western Asset Municipal Money Market Fund	July 29, 2010
Western Asset New York Municipal Money Market Fund	July 29, 2010
Western Asset New York Tax Free Money Market Fund	December 31, 2010
Western Asset Tax Free Reserves	December 31, 2010
Western Asset U.S. Treasury Reserves	December 31, 2010

Legg Mason Global Asset Management Trust

Name of Fund	Date of Prospectus
Legg Mason Capital Management Disciplined Equity Research Fund	February 28, 2011
Legg Mason BW International Opportunities Bond Fund	May 1, 2011
Legg Mason BW Absolute Return Opportunities Fund	February 28, 2011
Legg Mason BW Diversified Large Cap Value Fund	January 28, 2011
Legg Mason Strategic Real Return Fund	March 30, 2011
Legg Mason Manager Select Large Cap Growth Fund	January 28, 2011
Legg Mason Manager Select Large Cap Value Fund	January 28, 2011

LMFX013670

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